LONG-TERM DEBT	12 Months Ended
Dec. 31, 2015
LONG-TERM DEBT.
LONG-TERM DEBT

17.LONG-TERM DEBT

	2014	2015
	RMB	RMB
2018 1.25% Convertible Senior Notes	4,963,680,000	—
2020 1% Convertible Senior Notes	—	4,534,460,000
2025 1.99% Convertible Senior Notes	—	2,591,120,000
Priceline 1% Convertible 2019 Notes	3,102,300,000	3,238,900,000
Priceline 1% Convertible 2020 Notes	—	1,619,450,000
Priceline 2% Convertible 2025 Notes	—	3,238,900,000
Hillhouse 2% Convertible 2025 Notes	—	3,238,900,000
Less: Debt issuance cost	(81,391,948)	(107,121,740)

Total	7,984,588,052	18,354,608,260

As a result of adopting the new guidance related to the presentation of debt issuance costs (see Note 2), the Company’s consolidated balance sheet as of December 31, 2014 has been retrospectively adjusted to reduce long-term debt by RMB 81 million, reduce long term deposit and prepayment by RMB 81 million.

As of December 31, 2015, the fair value of the Company’s long term notes, based on Level 2 inputs, was US$2.9 billion (RMB18.5 billion).

Description of 2017 Convertible Senior Notes

On September 24, 2012, the Company issued US$180 million in aggregate principle amount of 0.5% Convertible Senior Notes due September 15, 2017 (the “2017 Notes”) at par. The 2017 Notes may be converted, under certain circumstances, based on an initial conversion rate of 51.7116 American depository shares (“ADS”) per US$1,000 principal amount of the 2017 Notes (which represents an initial conversion price of US$19.34 per ADS).

The net proceeds to the Company from the issuance of the 2017 Notes were US$175 million. The Company pays cash interest at an annual rate of 0.5% on the 2017 Notes, payable semi-annually in arrears on March 15 and September 15 of each year, beginning March 15, 2013. Debt issuance costs were US$5.4 million and are being amortized to interest expense to the first put date of the 2017 Notes (September 15, 2015).

The 2017 Notes are general senior unsecured obligations and rank (1) senior in right of payment to any of the Company’s future indebtedness that is expressly subordinated in right of payment to the 2017 Notes, (2) equal in right of payment to any of the Company’s future indebtedness and other liabilities of the Company that are not so subordinated, (3) junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all future indebtedness incurred by the Company’s subsidiaries and their other liabilities (including trade payables).

Concurrently with the issuance of the 2017 Notes, the Company purchased a call option (“Purchased Call Option”) and sold warrants (“Sold Warrants”). The separate Purchased Call Option and Sold Warrants are structured to reduce the potential future economic dilution associated with the conversion of the 2017 Notes and to increase the initial conversion price to US$26.37 per ADS. Each of these components is discussed separately below:

Purchase Call Option

Counterparty agreed to sell to the Company up to approximately 9.3 million shares of the Company’s ADS, which is the number of ADS initially issuable upon conversion of the 2017 Notes in full, at a price of US$19.34 per ADS. The Purchased Call Option will be settled by the counterparty in ADSs and will terminate upon the maturity date of the 2017 Notes. Settlement of the Purchased Call Option in ADSs, based on the number of ADSs issued upon conversion of the 2017 Notes, on the expiration date would result in the Company receiving shares equivalent to the number of shares issuable by the Company upon conversion of the 2017 Notes. Should there be an early termination of the Purchased Call Option, the number of ADSs potentially received by the Company will depend upon 1) the then existing overall market conditions, 2) the Company’s stock price, 3) the volatility of the Company’s stock, and 4) the amount of time remaining before expiration of the convertible note hedge.

Sold Warrants

The Company received US$26.6 million from the same counterparty from the sale of warrants to purchase up to approximately 9.3 million shares of the Company’s ADS at an exercise price of US$26.37 per ADS. The warrants had an expected life of 5 years and expire on September 15, 2017. At expiration, the Company may, at its option, elect to settle the warrants on a net share basis. As of December 31, 2015, the warrants had not been exercised and remained outstanding.

Use of Proceeds

The Company used a portion of the net proceeds of the offering to pay the associated cost of the convertible note hedge transaction, after such cost is partially offset by the proceeds to the Company from the sale of the warrant transaction. The remainder of the net proceeds from this offering is planned to be used for other general corporate purposes, including working capital needs and potential acquisitions of complementary businesses, as well as potential ADS repurchases and note retirement from time to time.

Evaluation that transactions should be viewed as a single unit:

In accordance with ASC 815-10-15, the Company concluded that the offering of the 2017 Notes, Purchased Call Option and the Issued Warrants (1) do not entail the same risks as the 2017 Notes involve interest, credit and equity risks, whereas the Purchased Call Option and Issued Warrants transaction was intended to reduce the equity dilution risk for the Company and (2) have a valid business purpose and economic need for structuring the transactions separately as the Company wanted to mitigate future dilution upon conversion of the 2017 Notes, as such required that the purchased call option is an American style option which is physical settled whereas the warrant is a European style instrument that allows net share settlement or cash settlement at the choice of the Company. Therefore, the offering of the 2017 Notes, Purchased Call Option and Issued Warrants transactions should be accounted for as separate transactions.

The Company has accounted for the 2017 Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the 2017 Notes is measured by the cash received. As of December 31, 2015, RMB325 million (US$50 million) is reclassified as short-term debt to present the 2017 Notes may be redeemed within one year (Note 12).

The key terms of the 2017 Notes are as follows:

Redemption

Contingent redemption option

The 2017 Notes are not redeemable prior to the maturity date of September 15, 2017, except as described below. The holders of the 2017 Notes (the “Holders”) have a non-contingent option to require the Company to repurchase for cash all or any portion of their 2017 Notes on September 15, 2015. The repurchase price will equal 100% of the principal amount of the 2017 Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date. If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Holders may require the Company to purchase for cash all or any portion of the 2017 Notes at a purchase price equal to 100% of the principal amount of the 2017 Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date. The Holders have the option to require the Company to repurchase the 2017 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote.

The contingent redemption option is assessed in accordance with ASC 815-15-25-42. The contingent redemption option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the 2017 Notes were issued at par and the repurchase feature requires the issuer to settle the option by delivering par plus accrued and unpaid interest, the 2017 Notes holder would recover all of their initial investment. Additionally, since the 2017 Notes holder can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return.

Non-contingent redemption option

On September 15, 2015 (after year 3), the Holders have the right to require the issuer to redeem, at 100% of the loan’s principal amount plus accrued and unpaid interest, in which circumstance the Holders would recover substantially all of their initial investment.

Since the Holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return. Therefore, the embedded repurchase feature (put option) is considered clearly and closely related to the debt host pursuant to ASC 815-15-25-1 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their 2017 Notes in integral multiples of US$1,000 principle amount at an initial conversion rate of US$19.34 per ADS, at any time prior to the maturity date of September 15, 2017. Upon conversion of the 2017 Notes, the Company will deliver shares of the Company’s ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change (as defined in the Indenture), the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its 2017 Notes in connection with such make-whole fundamental change.

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative. However, bifurcation of conversion option from the 2017 Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity.

Early conversion of 2017  Convertible Senior Notes

The Company offered the public tranche of the 2017 Notes holders to convert their 2017 Notes early, through an inducement. The inducement we offered included the original term’s ratio for ADS conversion plus a cash incentive of 1.5%-2.0%. As a result of the inducement, for year ended December 31, 2014 and 2015, US$65.5 million and US$18.9 million of the 2017 Notes was tendered, respectively,  or 3.4 million ADS and 1 million ADS at the initial conversion rate of 51.7116 ADS per note,  respectively. These conversions did not materially impact the current shares outstanding.

Early termination of Call Option

The above early conversion of 2017 Convertible Senior Notes also resulted in an early termination of a call option we entered into during 2012, of which the Company has received US$ 11.6 million from this early termination.

Description of 2018 Convertible Senior Notes

On October 17, 2013, the Company issued US$800 million in aggregate principle amount of 1.25% Convertible Senior 2018 Notes due October 15, 2018 (the “2018 Notes”) at par. The 2018 Notes may be converted, under certain circumstances, based on an initial conversion rate of 12.7568 American depository shares (“ADS”) per US$1,000 principal amount of the 2018 Notes (which represents an initial conversion price of US$78.39 per ADS).

The net proceeds to the Company from the issuance of the 2018 Notes were US$780 million. The Company pays cash interest at an annual rate of 1.25% on the 2018 Notes, payable semi-annually in arrears on April 15 and October 15 of each year, beginning April 15, 2014. Debt issuance costs were US$19.6 million and are being amortized to interest expense to the maturity date of the 2018 Notes (October 15, 2018).

The 2018 Notes are general senior unsecured obligations and rank (1) senior in right of payment to any of the Company’s future indebtedness that is expressly subordinated in right of payment to the 2018 Notes, (2) equal in right of payment to any of the Company’s future indebtedness and other liabilities of the Company that are not so subordinated, (3) junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all future indebtedness incurred by the Company’s subsidiaries and their other liabilities (including trade payables).

Concurrently with the issuance of the 2018 Notes, the Company purchased a call option (“Purchased Call Option”) and sold warrants (“Sold Warrants”). The separate Purchased Call Option and Sold Warrants are structured to reduce the potential future economic dilution associated with the conversion of the 2018 Notes and to increase the initial conversion price to US$96.27 per ADS. Each of these components is discussed separately below:

Purchase Call Option

Counterparty agreed to sell to the Company up to approximately 10.2 million shares of the Company’s ADS, which is the number of ADS initially issuable upon conversion of the 2018 Notes in full, at a price of US$78.39 per ADS. The Purchased Call Option will be settled in ADSs and will terminate upon the maturity date of the 2018 Notes. Settlement of the Purchased Call Option in ADSs, based on the number of ADSs issued upon conversion of the 2018 Notes, on the expiration date would result in the Company receiving shares equivalent to the number of shares issuable by the Company upon conversion of the 2018 Notes. Should there be an early termination of the Purchased Call Option, the number of ADSs potentially received by the Company will depend upon 1) the then existing overall market conditions, 2) the Company’s stock price, 3) the volatility of the Company’s stock, and 4) the amount of time remaining before expiration of the convertible note hedge.

Sold Warrants

The Company received US$77.2 million from the same counterparty from the sale of warrants to purchase up to approximately 10.2 million shares of the Company’s ADS at an exercise price of US$96.27 per ADS. The warrants had an expected life of 5 years and expire on October 15, 2018. At expiration, the Company may, at its option, elect to settle the warrants on a net share basis. As of December 31, 2015, the warrants had not been exercised and remained outstanding.

Use of Proceeds

The Company used a portion of the net proceeds of the offering to pay the associated cost of the convertible note hedge transaction, after such cost is partially offset by the proceeds to the Company from the sale of the warrant transaction.  The remainder of the net proceeds from this offering is planned to be used for other general corporate purposes, including working capital needs and potential acquisitions of complementary businesses, as well as potential ADS repurchases and note retirement from time to time.

Evaluation that transactions should be viewed as a single unit:

In accordance with ASC 815-10-15, the Company concluded that the offering of the 2018 Notes, Purchased Call Option and the Issued Warrants (1) do not entail the same risks as the 2018 Notes involve interest, credit and equity risks, whereas the Purchased Call Option and Issued Warrants transaction was intended to reduce the equity dilution risk for the Company and (2) have a valid business purpose and economic need for structuring the transactions separately as the Company wanted to mitigate future dilution upon conversion of the 2018 Notes, as such required that the purchased call option is an American style option which is physical settled whereas the warrant is a European style instrument that allows net share settlement or cash settlement at the choice of the Company. Therefore, the offering of the 2018 Notes, Purchased Call Option and Issued Warrants transactions should be accounted for as separate transactions.

The Company has accounted for the 2018 Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the 2018 Notes is measured by the cash received. As of December 31, 2015, RMB5.2 billion (US$800 million) is reclassified as short-term debt to present the 2018 Notes may be redeemed within one year (Note 12).

The key terms of the 2018 Notes are as follows:

Redemption

Contingent redemption option

The 2018 Notes are not redeemable prior to the maturity date of October 15, 2018, except as described below. The holders of the 2018 Notes (the “Holders”) have a non-contingent option to require the Company to repurchase for cash all or any portion of their 2018 Notes on October 15, 2016. The repurchase price will equal 100% of the principal amount of the 2018 Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date. If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Holders may require the Company to purchase for cash all or any portion of the 2018 Notes at a purchase price equal to 100% of the principal amount of the 2018 Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date. The Holders have the option to require the Company to repurchase the 2018 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote.

The contingent redemption option is assessed in accordance with ASC 815-15-25-42. The contingent redemption option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the 2018 Notes were issued at par and the repurchase feature requires the issuer to settle the option by delivering par plus accrued and unpaid interest, the 2018 Notes holder would recover all of their initial investment. Additionally, since the 2018 Notes holder can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return.

Non-contingent redemption option

On October 15, 2016 (after year 3), the Holders have the right to require the issuer to redeem, at 100% of the loan’s principal amount plus accrued and unpaid interest, in which circumstance the Holders would recover substantially all of their initial investment.

Since the Holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return. Therefore, the embedded repurchase feature (put option) is considered clearly and closely related to the debt host pursuant to ASC 815-15-25-1 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their 2018 Notes in integral multiples of US$1,000 principle amount at an initial conversion rate of US$78.39 per ADS, at any time prior to the maturity date of October 15, 2018. Upon conversion of the 2018 Notes, the Company will deliver shares of the Company’s ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change (as defined in the Indenture), the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its 2018 Notes in connection with such make-whole fundamental change.

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative. However, bifurcation of conversion option from the 2018 Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity.

Assessment of Beneficial Conversion Feature and Contingent Beneficial Conversion Feature:

As the conversion options are not bifurcated, the Company has assessed the beneficial conversion feature (“BCF”), as of commitment date as defined in ASC 470-20. There was no BCF attribute to the 2018 Notes as the set conversion price for the 2018 Notes was greater than the fair value of the ordinary share price at date of issuance.

The Holders have the option to convert upon a fundamental change, if Holders decide to convert in connection with a fundamental change; the number of shares issuable upon conversion will be increased. The Company will have to assess for the contingent BCF using a measurement date upon issuance of the 2018 Notes, upon occurrence of such adjustment. The settlement of the conversion is based on a make-whole provision resulting from a fundamental change, this feature is consistent with ASC 815-40-55-46 (example 19), therefore the Company concludes that this feature is also considered indexed to its own stock.

Accounting for Debt Issuance Costs:

The debt issuance costs were recorded as reduction to the long term debt and are amortized as interest expense, using the effective interest method, over the term of the 2018 Notes.

Accounting for Purchased Call Option:

In accordance with ASC 815-10-15-83, the Purchased Call Option meets the definition of a derivative instrument. However, the scope exception in accordance with ASC 815-10-15-74 applies to the Purchased Call Option as it is indexed to its own stock, and the Purchased Call Option meets the requirements of ASC 815 and would be classified in stockholders’ equity, therefore, the cost paid for Purchased Call Option was accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

Accounting for Issued Warrants:

The Company assessed that the Issued Warrants are not liabilities within scope of ASC 480-10-25. The Issued Warrants are legally detachable from the 2018 Notes and Purchased Call Option and separately exercisable as such meets the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applies to Warrants and it meets the requirements of ASC 815 that would be classified in stockholders’ equity. Therefore, the Warrants were initially accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

Description of 2020 Convertible Senior Notes

On June 18, 2015, the Company issued US$700 million in aggregate principle amount of 1.00% Convertible Senior 2020 Notes due July 1, 2020 (the “2020 Notes”) at par. The 2020 Notes may be converted, under certain circumstances, based on an initial conversion rate of 9.1942 American depository shares (“ADS”) per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$108.76 per ADS).

The net proceeds to the Company from the issuance of the 2020 Notes were US$689 million. The Company pays cash interest at an annual rate of 1.00% on the 2020 Notes, payable semi-annually in arrears on January 1 and July 1 of each year, beginning January 1, 2016. Debt issuance costs were US$11.3 million and are being amortized to interest expense to the maturity date of the 2020 Notes (July 1, 2020).

The 2020 Notes are general senior unsecured obligations and rank (1) senior in right of payment to any of the Company’s future indebtedness that is expressly subordinated in right of payment to the 2020 Notes, (2) equal in right of payment to any of the Company’s future indebtedness and other liabilities of the Company that are not so subordinated, (3) junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all future indebtedness incurred by the Company’s subsidiaries and their other liabilities (including trade payables).

Concurrently with the issuance of the 2020 Notes, the Company purchased a call option (“Purchased Call Option”) and sold warrants (“Sold Warrants”). The separate Purchased Call Option and Sold Warrants are structured to reduce the potential future economic dilution associated with the conversion of the 2020 Notes and to increase the initial conversion price to US$135.02 per ADS. Each of these components is discussed separately below:

Purchase Call Option

Counterparty agreed to sell to the Company up to approximately 6.4 million shares of the Company’s ADS, which is the number of ADS initially issuable upon conversion of the 2020 Notes in full, at a price of US$108.76 per ADS. The Purchased Call Option will be settled in ADSs and will terminate upon the maturity date of the 2020 Notes. Settlement of the Purchased Call Option in ADSs, based on the number of ADSs issued upon conversion of the 2020 Notes, on the expiration date would result in the Company receiving shares equivalent to the number of shares issuable by the Company upon conversion of the 2020 Notes. Should there be an early termination of the Purchased Call Option, the number of ADSs potentially received by the Company will depend upon 1) the then existing overall market conditions, 2) the Company’s stock price, 3) the volatility of the Company’s stock, and 4) the amount of time remaining before expiration of the convertible note hedge.

Sold Warrants

The Company received US$84.4 million from the same counterparty from the sale of warrants to purchase up to approximately 6.4 million shares of the Company’s ADS at an exercise price of US$135.02 per ADS. The warrants had an expected life of 5 years and expire on July 1, 2020. At expiration, the Company may, at its option, elect to settle the warrants on a net share basis. As of December 31, 2015, the warrants had not been exercised and remained outstanding.

Use of Proceeds

The Company used a portion of the net proceeds of the offering to pay the associated cost of the convertible note hedge transaction, after such cost is partially offset by the proceeds to the Company from the sale of the warrant transaction. The remainder of the net proceeds from this offering is planned to be used for other general corporate purposes, including working capital needs and potential acquisitions of complementary businesses, as well as potential ADS repurchases and note retirement from time to time.

Evaluation that transactions should be viewed as a single unit:

In accordance with ASC 815-10-15, the Company concluded that the offering of the 2020 Notes, Purchased Call Option and the Issued Warrants (1) do not entail the same risks as the 2020 Notes involve interest, credit and equity risks, whereas the Purchased Call Option and Issued Warrants transaction was intended to reduce the equity dilution risk for the Company and (2) have a valid business purpose and economic need for structuring the transactions separately as the Company wanted to mitigate future dilution upon conversion of the 2020 Notes, as such required that the purchased call option is an American style option which is physical settled whereas the warrant is a European style instrument that allows net share settlement or cash settlement at the choice of the Company. Therefore, the offering of the 2020 Notes, Purchased Call Option and Issued Warrants transactions should be accounted for as separate transactions.

The Company has accounted for the 2020 Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the 2020 Notes is measured by the cash received. As of December 31, 2015, RMB4.5 billion (US$700 million) is accounted as the value of the 2020 Notes in long-term debt.

The key terms of the 2020 Notes are as follows:

Redemption

Contingent redemption option

The 2020 Notes are not redeemable prior to the maturity date of July 1, 2020, except as described below. The holders of the 2020 Notes (the “Holders”) have a non-contingent option to require the Company to repurchase for cash all or any portion of their 2020 Notes on July 1, 2018. The repurchase price will equal 100% of the principal amount of the 2020 Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date. If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Holders may require the Company to purchase for cash all or any portion of the 2020 Notes at a purchase price equal to 100% of the principal amount of the 2020 Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date. The Holders have the option to require the Company to repurchase the 2020 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote.

The contingent redemption option is assessed in accordance with ASC 815-15-25-42. The contingent redemption option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the 2020 Notes were issued at par and the repurchase feature requires the issuer to settle the option by delivering par plus accrued and unpaid interest, the 2020 Notes holder would recover all of their initial investment. Additionally, since the 2020 Notes holder can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return.

Non-contingent redemption option

On July 1, 2018 (after year 3), the Holders have the right to require the issuer to redeem, at 100% of the loan’s principal amount plus accrued and unpaid interest, in which circumstance the Holders would recover substantially all of their initial investment.

Since the Holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return. Therefore, the embedded repurchase feature (put option) is considered clearly and closely related to the debt host pursuant to ASC 815-15-25-1 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their 2020 Notes in integral multiples of US$1,000 principle amount at an initial conversion rate of US$108.76 per ADS, at any time prior to the maturity date of July 1, 2020. Upon conversion of the 2020 Notes, the Company will deliver shares of the Company’s ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change (as defined in the Indenture), the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its 2020 Notes in connection with such make-whole fundamental change.

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative. However, bifurcation of conversion option from the 2020 Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity.

Assessment of Beneficial Conversion Feature and Contingent Beneficial Conversion Feature:

As the conversion options are not bifurcated, the Company has assessed the beneficial conversion feature (“BCF”), as of commitment date as defined in ASC 470-20. There was no BCF attribute to the 2020 Notes as the set conversion price for the 2020 Notes was greater than the fair value of the ordinary share price at date of issuance.

The Holders have the option to convert upon a fundamental change, if Holders decide to convert in connection with a fundamental change; the number of shares issuable upon conversion will be increased. The Company will have to assess for the contingent BCF using a measurement date upon issuance of the 2020 Notes, upon occurrence of such adjustment. The settlement of the conversion is based on a make-whole provision resulting from a fundamental change, this feature is consistent with ASC 815-40-55-46 (example 19), therefore the Company concludes that this feature is also considered indexed to its own stock.

Accounting for Debt Issuance Costs:

The debt issuance costs were recorded as reduction to the long term debt and are amortized as interest expense, using the effective interest method, over the term of the 2020 Notes.

Accounting for Purchased Call Option:

In accordance with ASC 815-10-15-83, the Purchased Call Option meets the definition of a derivative instrument. However, the scope exception in accordance with ASC 815-10-15-74 applies to the Purchased Call Option as it is indexed to its own stock, and the Purchased Call Option meets the requirements of ASC 815 and would be classified in stockholders’ equity, therefore, the cost paid for Purchased Call Option was accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

Accounting for Issued Warrants:

The Company assessed that the Issued Warrants are not liabilities within scope of ASC 480-10-25. The Issued Warrants are legally detachable from the 2020 Notes and Purchased Call Option and separately exercisable as such meets the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applies to Warrants and it meets the requirements of ASC 815 that would be classified in stockholders’ equity. Therefore, the Warrants were initially accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

Description of 2025 Convertible Senior Notes

On June 18, 2015, the Company issued US$400 million in aggregate principle amount of 1.99% Convertible Senior Notes due July 1, 2025 (the “2025 Notes”) at par. The 2025 Notes may be converted, under certain circumstances, based on an initial conversion rate of 9.3555 American depository shares (“ADS”) per US$1,000 principal amount of the 2025 Notes (which represents an initial conversion price of US$106.89 per ADS).

The net proceeds to the Company from the issuance of the 2025 Notes were US$393 million. The Company pays cash interest at an annual rate of 1.99% on the 2025 Notes, payable semi-annually in arrears on January 1 and July 1 of each year, beginning January 1, 2016. Debt issuance costs were US$6.8 million and are being amortized to interest expense to the maturity date of the 2025 Notes (July 1, 2025).

The 2025 Notes are general senior unsecured obligations and rank (1) senior in right of payment to any of the Company’s future indebtedness that is expressly subordinated in right of payment to the 2025 Notes, (2) equal in right of payment to any of the Company’s future indebtedness and other liabilities of the Company that are not so subordinated, (3) junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all future indebtedness incurred by the Company’s subsidiaries and their other liabilities (including trade payables).

Use of Proceeds

The Company used a portion of the net proceeds of the offering to pay the associated cost of the convertible note hedge transaction, after such cost is partially offset by the proceeds to the Company from the sale of the warrant transaction. The remainder of the net proceeds from this offering is planned to be used for other general corporate purposes, including working capital needs and potential acquisitions of complementary businesses, as well as potential ADS repurchases and note retirement from time to time.

Evaluation that transactions should be viewed as a single unit:

In accordance with ASC 815-10-15, the Company concluded that the offering of the 2025 Notes, Purchased Call Option and the Issued Warrants (1) do not entail the same risks as the 2025 Notes involve interest, credit and equity risks, whereas the Purchased Call Option and Issued Warrants transaction was intended to reduce the equity dilution risk for the Company and (2) have a valid business purpose and economic need for structuring the transactions separately as the Company wanted to mitigate future dilution upon conversion of the 2025 Notes, as such required that the purchased call option is an American style option which is physical settled whereas the warrant is a European style instrument that allows net share settlement or cash settlement at the choice of the Company. Therefore, the offering of the 2025 Notes, Purchased Call Option and Issued Warrants transactions should be accounted for as separate transactions.

The Company has accounted for the 2025 Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the 2025 Notes is measured by the cash received. As of December 31, 2015, RMB2.6 billion (US$400 million) is accounted as the value of the 2025 Notes in long-term debt.

The key terms of the 2025 Notes are as follows:

Redemption

Contingent redemption option

The 2025 Notes are not redeemable prior to the maturity date of July 1, 2025, except as described below. The holders of the 2025 Notes (the “Holders”) have a non-contingent option to require the Company to repurchase for cash all or any portion of their 2025 Notes on July 1, 2020. The repurchase price will equal 100% of the principal amount of the 2025 Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date. If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Holders may require the Company to purchase for cash all or any portion of the 2025 Notes at a purchase price equal to 100% of the principal amount of the 2025 Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date. The Holders have the option to require the Company to repurchase the 2025 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote.

The contingent redemption option is assessed in accordance with ASC 815-15-25-42. The contingent redemption option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the 2025 Notes were issued at par and the repurchase feature requires the issuer to settle the option by delivering par plus accrued and unpaid interest, the 2025 Notes holder would recover all of their initial investment. Additionally, since the 2025 Notes holder can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return.

Non-contingent redemption option

On July 1, 2020 (after year 5), the Holders have the right to require the issuer to redeem, at 100% of the loan’s principal amount plus accrued and unpaid interest, in which circumstance the Holders would recover substantially all of their initial investment.

Since the Holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return. Therefore, the embedded repurchase feature (put option) is considered clearly and closely related to the debt host pursuant to ASC 815-15-25-1 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their 2025 Notes in integral multiples of US$1,000 principle amount at an initial conversion rate of US$108.76 per ADS, at any time prior to the maturity date of July 1, 2025. Upon conversion of the 2025 Notes, the Company will deliver shares of the Company’s ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change (as defined in the Indenture), the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its 2025 Notes in connection with such make-whole fundamental change.

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative. However, bifurcation of conversion option from the 2025 Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity.

Assessment of Beneficial Conversion Feature and Contingent Beneficial Conversion Feature:

As the conversion options are not bifurcated, the Company has assessed the beneficial conversion feature (“BCF”), as of commitment date as defined in ASC 470-20. There was no BCF attribute to the 2025 Notes as the set conversion price for the 2025 Notes was greater than the fair value of the ordinary share price at date of issuance.

The Holders have the option to convert upon a fundamental change, if Holders decide to convert in connection with a fundamental change; the number of shares issuable upon conversion will be increased. The Company will have to assess for the contingent BCF using a measurement date upon issuance of the 2025 Notes, upon occurrence of such adjustment. The settlement of the conversion is based on a make-whole provision resulting from a fundamental change, this feature is consistent with ASC 815-40-55-46 (example 19), therefore the Company concludes that this feature is also considered indexed to its own stock.

Accounting for Debt Issuance Costs:

The debt issuance costs were recorded as reduction to the long term debt and are amortized as interest expense, using the effective interest method, over the term of the 2025 Notes.

Description of Priceline and Hillhouse Notes

On August 7, 2014, the Company issued Convertible Senior Notes (the “Priceline 2019 Notes”) at an aggregate principal amount of US$500 million to the Priceline Group. The Priceline 2019 Notes are due on August 7, 2019 and bear interest of 1% annually which will be paid semi-annually beginning on February 7, 2015. The Priceline 2019 Notes will be convertible into the Company’s American Depositary Shares (“ADSs”) with an initial conversion price of approximately US$81.36 per ADS.

On May 26, 2015, the Company issued Convertible Senior Priceline Notes (the “Priceline 2020 Notes”) at an aggregate principal amount of US$250 million to the Priceline Group. The Priceline 2020 Notes are due on May 26, 2020 and bear interest of 1% annually which will be paid semi-annually beginning on November 29, 2015. The Priceline 2020 Notes will be convertible into the Company’s American Depositary Shares (“ADSs”) with an initial conversion price of approximately US$104.27 per ADS.

On December 10, 2015, the Company issued Convertible Senior Notes at an aggregate principal amount of US$1 billion to the Priceline Group and Hillhouse (the “Priceline and Hillhouse Notes”).  The Priceline and Hillhouse Notes are due on December 11, 2025 and bear interest of 2% annually which will be paid semi-annually beginning on June 11, 2016. The Priceline and Hillhouse Notes will be convertible into the Company’s American Depositary Shares (“ADSs”) with an initial conversion price of approximately US$68.46 per ADS.

The Company has accounted for the Priceline and Hillhouse Notes in accordance with ASC 470, as a single instrument within the consolidated financial statements. The value of the Priceline and Hillhouse Notes is measured by the cash received. The Company recorded the interest expenses according to its annual interest rate.

The Company has assessed the beneficial conversion feature (“BCF”) of the above Priceline and Hillhouse Notes, as of commitment date as defined in ASC 470-20. There was no BCF attribute to the above Priceline Notes as the set conversion price for the above Priceline Notes was greater than the fair value of the ordinary share price at date of issuance.

In addition, the Company has granted the Priceline Group permission to acquire the Company’s shares in the open market over the next twelve months, so that combined with the shares convertible under the bond, the Priceline Group may hold up to 15% of the Company’s outstanding shares. As the potential purchase will be conducted by the market price, there is no accounting implication.